Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.15% First Mortgage Bonds, Series No. 45 due 2029
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,531,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,605.23
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $1,298,103,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.05% First Mortgage Bonds, Series No. 46 due 2036
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,572,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,662.79
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $1,298,103,000.